Fair Value (Details 1) (Fair Value, Measurements, Recurring, Significant Unobservable Inputs (Level 3), Common stock warrants, USD $)	9 Months Ended
Sep. 30, 2012
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Common stock warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period - January 1, 2012	$ 5,320,990
Change in fair value of common stock warrants	(3,726,667)
Fair value of common stock warrant liability at September 30, 2012	$ 1,594,323